TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31,	December 31,
	2016	2017

Trade payables	6,739,761	7,751,911
Notes payable	4,603,109	4,570,059

	11,342,870	12,321,970

Schedule of ageing analysis of trade and notes payables

	December 31,	December 31,
	2016	2017

Within 1 year	10,777,171	11,710,641
Between 1 and 2 years	276,351	199,121
Between 2 and 3 years	107,137	201,919
Over 3 years	182,211	210,289

	11,342,870	12,321,970